EXHIBIT 99.1

John Deere Owner Trust 2013

Statement to Noteholders

$262,000,000 Class A-1 0.25000% Asset Backed Notes due May 02, 2014

$250,000,000 Class A-2 0.41% Asset Backed Notes due September 15, 2015

$250,000,000 Class A-3 0.60% Asset Backed Notes due March 15, 2017

$89,426,000 Class A-4 0.77% Asset Backed Notes due July 15, 2019

$21,832,402 Asset Backed Certificates

Payment Date:				15-May-14

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$132,448,930.32
		(ii)	A-2 Note Pool Factor:	0.5297957

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$89,426,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$26,346,668.60
		per $1,000 original principal amount:		$105.39

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$26,346,668.60

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$45,253.38
			per $1,000 original principal amount:	$0.18

		(iii)	Class A-3 Notes:	$125,000.00
			per $1,000 original principal amount:	$0.50

		(iv)	Class A-4 Notes:	$57,381.68
			per $1,000 original principal amount:	$0.64

		(v)	Total:	$227,635.06

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$498,074,985.14
		(ii)	at end of related Collection Period:	$471,496,026.31

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$493,707,332.30
		(ii)	at end of related Collection Period:	$467,360,663.70

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$524,632,476.53
		(ii)	at end of related Collection Period:	$496,092,448.22

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$106,102,261.72
		(ii)	A-2 Note Pool Factor:	0.4244090

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$89,426,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,832,402.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$415,062.49
	per $1,000 original principal amount:			$0.47
	(a)	Amount of Servicing Fee earned:		$415,062.49
	(b)	Amount of Servicing Fee paid:		$415,062.49
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,915,731.00
	(ii)	Specified Reserve Account Balance:		$10,915,731.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$4,569,314.88
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.97%

(10)	(i)	Aggregate amount of net losses for the collection period:		$133,023.40
	(ii)	Cumulative amount of net losses:		$434,697.71
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.05%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$634,688.10
		(ii)	% of Pool Balance:	0.13%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%